Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Information About Defined Benefit Plans [Abstract]
Defined benefit obligation, beginning balance	€ 1,085	€ 936	€ 849
Current service cost	138	104	76
Interest cost on benefit obligation	17	14	13
Actuarial losses / (gains) on obligation	168	31	210
Past service costs			(211)
Defined benefit obligation, ending balance	€ 1,408	€ 1,085	€ 936